Supplementary Information on Oil and Gas Exploration and Production (Unaudited) - Summary of Capitalized Costs for Oil and Gas Exploration and Production Activities (Detail) - INR (₨) ₨ in Millions	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019
India [member]
Capitalized Costs Relating to Oil and Gas Producing Activities, by Geographic Area [Line Items]
Unproved oil and gas properties	₨ 37,333	₨ 33,033	₨ 26,311
Proved oil and gas properties	1,521,179	1,542,710	1,386,994
Support equipment	6,657	6,553	5,231
Gross Capitalized costs	1,565,170	1,582,296	1,418,536
Accumulated depreciation, depletion, and amortization, and valuation allowances (including impairment loss)	(1,456,963)	(1,465,495)	(1,183,462)
Net Capitalized costs	108,207	116,801	235,073
Sri Lanka [member]
Capitalized Costs Relating to Oil and Gas Producing Activities, by Geographic Area [Line Items]
Unproved oil and gas properties	57,766	58,959	54,514
Gross Capitalized costs	57,766	58,959	54,514
Accumulated depreciation, depletion, and amortization, and valuation allowances (including impairment loss)	(57,766)	(58,959)	(54,514)
Net Capitalized costs		0	0
South Africa [member]
Capitalized Costs Relating to Oil and Gas Producing Activities, by Geographic Area [Line Items]
Unproved oil and gas properties	2,668	2,728	2,522
Gross Capitalized costs	2,668	2,728	2,522
Accumulated depreciation, depletion, and amortization, and valuation allowances (including impairment loss)	(2,673)	(2,728)	(2,522)
Net Capitalized costs	₨ (5)	₨ 0	₨ 0